Equity - Assumptions (Details) - Options - Solaris LLC	12 Months Ended
Dec. 31, 2015
Expected volatility	47.00%
Expected term (years)	6 years 3 months
Expected annual dividend yield	0.00%
Expected risk-free rate of return	2.14%